RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

(a)	Related parties

The following is a list of related parties which the Company has transactions with:

No.	Name of Related Parties	Relationship
1	Ming-Chia Huang	Chief Executive Officer, Chairman of the Board of Directors and shareholder of the Company
2	Ming-Chao Huang	Director and shareholder of the Company
3	Chih-Hsiang Tang	Independent Director and shareholder of the Company
4	MKDWELL Tech Inc.	Shareholder of MKD BVI

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

15.	RELATED PARTY TRANSACTIONS – Continued

(b)	Amounts from related parties

Amount due from related parties consisted of the following for the periods indicated:

		As of December 31,	As of June 30,
		2023	2024
Related parties	Nature		(Unaudited)
MKDWELL Tech Inc.	Expenses paid on behalf a related party	$14,674	$14,905

(c)	Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of December 31,	As of June 30,
		2023	2024
Related parties	Nature		(Unaudited)
Ming-Chia Huang (1)	Loan from related parties	$334,028	$792,421
Ming-Chao Huang	Loan from related parties	7,044	6,880
Ming-Chao Huang	Expenses paid on behalf the Company	491	706
Total		$341,563	$800,007

(1)

The Company continuously entered into certain loan arrangements with Ming-Chia Huang and obtain loans to the Company with annual interest rate at 3.5% in 2022 and 2023. In May 2022. Ming-Chia Huang converted US$336,022 loan balance in exchange for 1,000,000 ordinary shares of MKD Taiwan, with the remaining balance due on December 2023.

For the years ended December 31, 2023, the Company entered into 6 loan arrangements with Ming-Chia Huang and obtain loans in the total amount of US$326,524 to the Company with annual interest rate at 3.5%, of which US$200,308 is due on demand, and US$126,216 with one-year maturity will be due in July 2024 and December 2024, respectively.

For six months ended June 30, 2024, the Company entered into 6 loan arrangements with Ming-Chia Huang and obtain loans in the total amount of US$212,707 to the Company with annual interest rate at 3.5% and one-year maturity which will be due in January 2025, April 2025, May 2025 and June 2025, respectively;

For six months ended June 30, 2024, the Company entered into 2 loan arrangements with Ming-Chia Huang and obtain loans in the total amount of US$ 235,000 to the Company with annual interest rate at 6% and one-year maturity which will both be due in June 2025.

(d)	Related party transactions

	For the six months ended June 30,
Nature	2023	2024
	(Unaudited)
Interest expenses of loans from related parties
Ming-Chia Huang	$1,809	$7,961

Proceeds of loans from related parties
Ming-Chia Huang	$163,644	$470,086

MKDWELL TECH INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

18. RELATED PARTY TRANSACTIONS

(a)	Related parties

The following is a list of related parties which the Company has transactions with:

No.	Name of Related Parties	Relationship
1	Ming-Chia Huang	Chairman and shareholder of the Company
2	Ming-Chao Huang	Director and shareholder of the Company
3	Chih-Hsiang Tang	Director and shareholder of the Company
4	MKDWELL Tech Inc.	Shareholder of the Company

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

18.	RELATED PARTY TRANSACTIONS – Continued

(b)	Amounts from related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of December 31,
Related parties	Nature	2022	2023
MKDWELL Tech Inc.	Expenses paid on behalf a related party	$-	$14,674

(c)	Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of December 31,
Related parties	Nature	2022	2023
Ming-Chia Huang (1)	Loan from related parties	$48,812	$334,028
Ming-Chao Huang(2)	Loan from related parties	-	7,044
Ming-Chao Huang	Expenses paid on behalf the Company	-	491
		$48,812	$341,563

(1)	The Company continuously entered into certain loan arrangements with Ming-Chia Huang and obtain loans to the Company with annual interest rate at 3.5% in 2022 and 2023. In May 2022. Ming-Chia Huang converted US$336,022 loan balance in exchange for 1,000,000 ordinary shares of MKD Taiwan, with the remaining balance due in December 2023.

For the years ended December 31, 2023, the Company entered into six loan arrangements with Ming-Chia Huang and obtain loans in the total amount of US$326,524 to the Company with the same annual interest rate at 3.5% and one-year maturity which will be due in March 2024 and June 2024, respectively.

(2)	For the years ended December 31, 2023, the Company entered into a loan arrangement with Ming-Chao Huang and obtain loans in the amount of US$7,044 to the Company with non-interest rate and one-year maturity which will be due in September 2024.

These loans will be fully settled when matured.

(d)	Related party transactions

	For the years ended December 31,
Nature	2022	2023
Interest expenses of loans from related parties
Ming-Chao Huang	$117,789	$-
Ming-Chia Huang	4,874	6,980

Proceeds of loans from related parties
Ming-Chao Huang	$-	$43,783
Ming-Chia Huang	$117,464	$369,152

Debt to equity conversion
Ming-Chao Huang (1)	$1,627,729	$-
Ming-Chia Huang	$336,022	$-
Chih-Hsiang Tang (2)	$33,602	$-

Capital injection
Ming-Chao Huang (1)	$-	$573,032

Share transfer
Ming-Chao Huang (1)	$-	$573,032

(1)	During the year ended December 31, 2021 and 2022, the Company continuously entered into certain loan arrangements with Ming-Chao Huang and obtain loans to the Company with annual interest rate ranging from 6% to 6.5%. In December 2022, Ming-Chao Huang converted US$1,627,729 loan balance as non-controlling interests contribution in exchange of 42% share interest of MKD Jiaxing, with the remaining balance being paid off.

In July 2023, Ming-Chao Huang and MKD BVI entered into a share transfer agreement to transfer the 42% share interest of MKD Jiaxing to MKD BVI with a total consideration of US$1,627,729, which was offset by the consideration of shares issued to Ming-Chao Huang by MKD BVI.

(2)	In November 2020, MKD Taiwan entered into loan arrangement with Chih-Hsiang Tang and obtained loans to MKD Taiwan with annual interest rate at 3.5%. In May 2022, Chih-Hsiang Tang converted US$33,602 loan balance in exchange for 100,000 ordinary shares of MKD Taiwan, with the remaining balance being paid off.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

Cetus Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

Note 5 - Related Party Transactions

(a)	Founder Shares

On June 10, 2022, the Company approved the acquisition by transfer of an aggregate of 1,725,000 shares of Class B common stock (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash, or approximately $0.014 per share. Such Class B common stock included an aggregate of up to 225,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor will own approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial stockholders do not purchase any Public Shares in the Initial Public Offering and excluding the Placement Units and underlying securities and issuance of representative shares). On August 31, 2022, the Sponsor converted all of its shares of Class B common stock into 1,725,000 shares of Class A common stock on a one-for-one basis (up to 225,000 shares of which were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part). On December 30, 2022, the Sponsor surrendered to the Company for cancellation 287,500 shares of Class A common stock for no consideration, resulting in the Sponsor owning 1,437,500 shares of Class A common stock (up to 187,500 shares of which were subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part). The surrender was effective retroactively.

The initial stockholders have agreed not to transfer, assign or sell any of the Class A common stock (except to certain permitted transferees as disclosed herein) until, with respect to any of the Class A common stock, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

As of June 30, 2024, 1,437,500 Founder Shares were issued and outstanding and none of the Founder Shares are subject to forfeiture as a result of the underwriters’ full exercise of the over-allotment option on February 1, 2023.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Note 5 - Related Party Transactions (Continued)

(b)	Promissory Note — Related Party

On June 10, 2022, the Sponsor issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 to be used for payment of the Company’s formation costs together with costs related to the Initial Public Offering. The note is non-interest bearing and payable on the earlier of (i) May 31, 2023, or (ii) or the closing of the Initial Public Offering.

As of June 30, 2024, the $216,837 that had been borrowed under the promissory note with our sponsor was converted into part of the subscription of $2,868,750 private placement at a price of $10.00 per unit. The promissory note was cancelled and no amounts were owed under the note.

(c)	Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, initial stockholders, officers, directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Additionally, if we extend the time available to us to complete our initial business combination, our sponsor, its affiliates or designee will deposit $500,000, or $575,000 if the over-allotment is exercised in full ($0.10 per unit in either case), for each such three-month extension, into the trust. If the Company consummates a Business Combination, the Company will repay such working capital loans and extension loan amounts, provided that up to $1,500,000 of such working capital loans and up to $1,500,000 of such extension loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. The units would be identical to the placement units. In the event that the Business Combination does not close, the Company may use a portion of the working capital held outside the trust account to repay such loaned amounts, but no proceeds from the trust account would be used for such repayment.

As of June 30, 2024, working capital loans from related parties were $274,737, which consisted of a) interest-free loan of $235,737 provided by Awinner Limited, which was 100% owned by Chung-Yi Sun, Chief Executive Officer of the Company; and b) interest-free loan of $39,000 provided by Cetus Sponsor LLC, which was 100% owned by Chung-Yi Sun. These loans were due on demand.

(d)	Extension Loan

Following the approval by the Board of Directors of an extension of an additional three (3) months from November 2, 2023 to February 2, 2024 for the completion of a business combination (the “Extension”), on October 31, 2023, the Sponsor deposited an aggregate of $575,000 into the Company’s trust account. This deposit was made in respect of a loan to the Company (the “Extension Loan”), which Extension Loan is evidenced by an unsecured promissory note issued by the Company to the Sponsor (the “Extension Note”).

On December 14, 2023, the Company, the Sponsor, the members of the Company’s Board of Directors (the “Insiders”) and EF Hutton LLC executed and delivered a Letter of Consent and Waiver (the “Consent and Waiver”), agreeing that notwithstanding anything to the contrary in the Insider Letter among the Insiders, the Company, the Sponsor and EF Hutton LLC, the Sponsor may pledge as security and/or transfer any shares of the common stock of the Company held by the Sponsor in connection with the obtaining of loans towards payment of the fees for the extension of the business combination deadline of the Company, including but not limited to those shares of the common stock of the Company pledged in connection with the MKD Loan.

On January 31, 2024, Cetus Capital held the Extension Meeting, at which the stockholders of Cetus Capital approved an amendment (the “Extension Amendment”) to Cetus Capital’s amended and restated certificate of incorporation to extend the date by which Cetus Capital must consummate its initial business combination from February 3, 2024 up to six (6) one-month extensions to August 3, 2024, provided that an additional amount equal to the lesser of $0.03 per outstanding public share and $50,000 for each month extended is deposited into the trust account, or such earlier date as determined by the Cetus Board (the “2024 Extension”). Cetus Capital implemented the 2024 Extension by (A) filing the Extension Amendment with the Secretary of State of the State of Delaware on February 2, 2024 and (B) entering into an Amendment No. 1 of the Trust Agreement that reflects the 2024 Extension. In connection with the Extension Meeting, an aggregate of 3,691,066 Public Shares were redeemed, as a result of which redemptions $38,792,466 was removed from the Trust Account.

In connection with the Extension Amendment, the Sponsor has caused four additional deposits, each in the amount of $50,000, for an aggregate of $200,000, to be deposited into the Trust Account to extend the Business Combination Period for four additional one month periods, until June 3, 2024. These deposits were made in respect of a loan to Cetus Capital in the aggregate principal amount of up to $300,000 (the “Sponsor Loan”), which Sponsor Loan is evidenced by an unsecured promissory note issued by Cetus Capital to the Sponsor (the “Sponsor Note”). The funds that were used by the Sponsor to make the Sponsor Loan were provided by MKD BVI (the loan made by MKD BVI to the Sponsor being referred to herein as the “Second MKD Loan”). The Second MKD Loan is evidenced by a note issued by the Sponsor to MKD BVI in the aggregate principal amount of up to $300,000 containing substantially the same terms as the Sponsor Note. As a condition for MKD BVI to make the Second MKD Loan to the Sponsor, the Sponsor granted to MKD BVI a security interest in 300,000 of the shares of Cetus Common Stock held by the Sponsor (the “Pledged Shares”). In addition, the Sponsor and Cetus Capital entered into a Stock Pledge Agreement with respect to the pledge of the Pledged Shares.

On February 1, 2024, the parties to the Business Combination Agreement entered into a Fourth Addendum to the Business Combination Agreement to extend the Termination Date from February 1, 2023 to April 30, 2024.

On April 30, 2024, the parties to the Business Combination Agreement executed and delivered a Fifth Addendum to the Business Combination Agreement to extend the “Outside Date”, as set forth in the Business Combination Agreement, from April 30, 2024 to June 30, 2024.

As of June 30, 2024, Extension Loan provided by the Sponsor amounted to $825,000.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Note 5 - Related Party Transactions

(a)	Founder Shares

On June 10, 2022, the Company approved the acquisition by transfer of an aggregate of 1,725,000 shares of Class B common stock (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash, or approximately $0.014 per share. Such Class B common stock included an aggregate of up to 225,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor will collectively own approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial stockholders do not purchase any Public Shares in the Initial Public Offering and excluding the Placement Units and underlying securities and issuance of representative shares). On August 31, 2022, the Sponsor converted all of its shares of Class B common stock into 1,725,000 shares of Class A common stock on a one-for-one basis (up to 225,000 shares of which were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part). On December 30, 2022, the Sponsor surrendered to the Company for cancellation 287,500 shares of Class A common stock for no consideration, resulting in the Sponsor owning 1,437,500 shares of Class A common stock (up to 187,500 shares of which were subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part). The surrender was effective retroactively.

The initial stockholders have agreed not to transfer, assign or sell any of the Class A common stock (except to certain permitted transferees as disclosed herein) until, with respect to any of the Class A common stock, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

As of December 31, 2023, 1,437,500 Founder Shares were issued and outstanding and none of the Founder Shares are subject to forfeiture as a result of the underwriters’ full exercise of the over-allotment option on February 1, 2023.

(b)	Promissory Note — Related Party

On June 10, 2022, the Sponsor issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 to be used for payment of the Company’s formation costs together with costs related to the Initial Public Offering. The note is non-interest bearing and payable on the earlier of (i) May 31, 2023, or (ii) or the closing of the Initial Public Offering.

As of December 31, 2023, the $216,837 that had been borrowed under the promissory note with our sponsor was converted into part of the subscription of $2,868,750 private placement at a price of $10.00 per unit. The promissory note was cancelled and no amounts were owed under the note.

(c)	Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, initial stockholders, officers, directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Additionally, if we extend the time available to us to complete our initial business combination, our sponsor, its affiliates or designee will deposit $500,000, or $575,000 if the over-allotment is exercised in full ($0.10 per unit in either case), for each such three-month extension, into the trust. If the Company consummates a Business Combination, the Company will repay such working capital loans and extension loan amounts, provided that up to $1,500,000 of such working capital loans and up to $1,500,000 of such extension loans may be convertible into units of the post Business Combination entity at a price of $10.00 per unit at the option of the lender. The units would be identical to the placement units. In the event that the Business Combination does not close, the Company may use a portion of the working capital held outside the trust account to repay such loaned amounts, but no proceeds from the trust account would be used for such repayment.

As of December 31, 2023, working loans from related parties were $173,509, which consisted of a) interest-free loan of $134,509 provided by Awinner Limited, which was 100% owned by Chung-Yi Sun, Chief Executive Officer of the Company; and b) interest-free loan of $39,000 provided by Cetus Sponsor LLC, which was 100% owned by Chung-Yi Sun. These loans were due on demand.

(d)	Extension Loan

Following the approval by the Board of Directors of an extension of additional three (3) months from November 2, 2023 to February 2, 2024 for the completion of a business combination (the “Extension”), on October 31, 2023, the Sponsor deposited an aggregate of $575,000 into the Company’s trust account. This deposit was made in respect of a loan to the Company (the “Extension Loan”), which Extension Loan is evidenced by an unsecured promissory note issued by the Company to the Sponsor (the “Extension Note”).

On December 14, 2023, the Company, the Sponsor, the members of the Company’s Board of Directors (the “Insiders”) and EF Hutton LLC executed and delivered a Letter of Consent and Waiver (the “Consent and Waiver”), agreeing that notwithstanding anything to the contrary in the Insider Letter among the Insiders, the Company, the Sponsor and EF Hutton LLC, the Sponsor may pledge as security and/or transfer any shares of the common stock of the Company held by the Sponsor in connection with the obtaining of loans towards payment of the fees for the extension of the business combination deadline of the Company, including but not limited to those shares of the common stock of the Company pledged in connection with the MKD Loan.

As of December 31, 2023, Extension Loan provided by the Sponsor amounted to $575,000.

CETUS CAPITAL ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS